Financial liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of financial liabilities [abstract]
Schedule of components of financial liabilities other than hedging derivatives
The following is a breakdown of Grupo Santander's financial liabilities, other than the balances corresponding to the Derivatives - hedge accounting heading, as of 30 June 2024 and 31 December 2023, presented by nature and categories for valuation purposes:

	EUR million
	30-06-2024			31-12-2023
	Financial liabilities held for trading	Financial liabilities designated at fair value through profit or loss	Financial liabilities at amortised cost	Financial liabilities held for trading	Financial liabilities designated at fair value through profit or loss	Financial liabilities at amortised cost
Derivatives	52,261			50,589
Short Positions	29,653			26,174
Deposits	51,942	27,751	1,106,860	45,507	34,996	1,125,308
Central banks	11,057	1,605	34,097	7,808	1,209	48,782
Credit institutions	17,156	1,337	83,655	17,862	1,735	81,246
Customer	23,729	24,809	989,108	19,837	32,052	995,280
Debt instruments	—	6,726	305,136	—	5,371	303,208
Other financial liabilities	—	16	42,900	—	—	40,187
Total	133,856	34,493	1,454,896	122,270	40,367	1,468,703

Disclosure of composition and reconciliation of debt instruments
The detail of the balance of debt instruments issued according to their nature is:

	EUR million
	30-06-2024	31-12-2023
Bonds and debentures outstanding	239,696	231,880
Subordinated	32,111	30,529
Promissory notes and other securities	40,055	46,170
Total debt instruments issued	311,862	308,579
The detail, at 30 June 2024 and 2023, of the outstanding balance of the debt instruments, excluding promissory notes, which at these dates had been issued by Banco Santander or any other Group entity is disclosed below. Also included is the detail of the changes in this balance in the first six months of 2024 and 2023:

	EUR million
	30-06-2024
	Opening balance at 01-01-24	Perimeter	Issuances or placements	Repurchases or redemptions	Exchange rate and other adjustments	Closing balance at 30-06-24
Bonds and debentures outstanding	231,880	(1,224)	41,185	(32,172)	27	239,696
Subordinated	30,529	—	3,908	(2,422)	96	32,111
Bonds and debentures outstanding and subordinated liabilities issued	262,409	(1,224)	45,093	(34,594)	123	271,807

	EUR million
	30-06-2023
	Opening balance at 01-01-23	Perimeter	Issuances or placements	Repurchases or redemptions	Exchange rate and other adjustments	Closing balance at 30-06-23
Bonds and debentures outstanding	211,597	(1,467)	34,438	(28,534)	1,701	217,735
Subordinated	25,717	—	1,500	(36)	(317)	26,864
Bonds and debentures outstanding and subordinated liabilities issued	237,314	(1,467)	35,938	(28,570)	1,384	244,599

Schedule of financial liabilities measured at other than fair value
Following is a comparison between the value by which Grupo Santander’s financial liabilities are recorded that are measured using criteria other than fair value and their corresponding fair value at 30 June 2024 and 31 December 2023:

	EUR million
	30-06-2024		31-12-2023
	Carrying amount	Fair value	Carrying amount	Fair value
Deposits	1,106,860	1,105,646	1,125,308	1,124,373
Debt instruments	305,136	301,813	303,208	298,792
Liabilities	1,411,996	1,407,459	1,428,516	1,423,165